Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 1,311,749	$ 1,220,380
Loans receivable - third parties, net of provision for loan losses of $128,109,728 and $61,882,048 as of December 31, 2018 and 2017, respectively	92,089,942	116,017,356
Loans receivable - related parties, net of provision for loan losses of $817,872 and $2,412,642 as of December 31, 2018 and 2017, respectively	490,724	1,244,739
Interest and fee receivables	105,823	6,035
Property and equipment, net	28,546	46,334
Intangible asset, net	67,571	80,729
Other assets	1,574,175	1,004,696
Total Assets	95,668,530	119,620,269
Liabilities
Short-term bank loans	7,983,640	11,969,976
Loans from a cost method investee	14,539,956	15,367,146
Loan from third parties	3,312,202
Secured loan payable	79,213,679	15,336,412
Dividends payable	480,000	480,000
Taxes payable	689,209	763,736
Warrant liabilities	550,800
Other liabilities	15,246,698	8,953,652
Total Liabilities	122,016,184	52,870,922
Commitments and Contingencies
Convertible Redeemable Class A Preferred Shares
Preferred Shares, no par value, unlimited shares authorized; 715,000 shares issued and outstanding as of December 31, 2018 and 2017, respectively	9,652,527	8,966,127
Shareholders' Equity (Deficit)
Ordinary Shares, no par value; unlimited shares authorized; 25,288,003 and 23,758,817 shares issued and outstanding as of December 31, 2018 and 2017, respectively
Additional paid-in capital	98,036,152	96,977,528
Statutory reserve	6,621,063	6,621,063
Accumulated deficits	(136,620,068)	(41,807,285)
Accumulated other comprehensive loss	(4,037,404)	(4,008,086)
Total Shareholders' Equity (Deficit)	(36,000,257)	57,783,220
Noncontrolling interests	76
Total Equity (Deficit)	(36,000,181)	57,783,220
Total Liabilities and Shareholders' Equity (Deficit)	$ 95,668,530	$ 119,620,269